Sales and Receivable Concentration (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015
Receivables from largest customers
Receivables	$ 63,726	$ 58,807
Customer Concentration Risk
Receivables from largest customers
Receivables	$ 38,056	$ 33,151
Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of Gross Receivables	60.00%	56.00%
Fiat Chrysler Automobiles | Customer Concentration Risk
Receivables from largest customers
Receivables	$ 18,103	$ 17,060
Fiat Chrysler Automobiles | Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of Gross Receivables	28.00%	29.00%
General Motors Company | Customer Concentration Risk
Receivables from largest customers
Receivables	$ 13,090	$ 8,751
General Motors Company | Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of Gross Receivables	21.00%	15.00%
Ford Motor Company | Customer Concentration Risk
Receivables from largest customers
Receivables	$ 6,863	$ 7,340
Ford Motor Company | Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of Gross Receivables	11.00%	12.00%